Income Tax - Schedule of Statutory Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Statutory Income Tax Rate [Abstract]
Statutory income tax rate	20.00%	20.00%
Non-deductible expenses	(0.07%)	(0.09%)
Changes in valuation allowances	(19.93%)	(19.91%)
Effective tax rate	0.00%	0.00%